Financial income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses by nature
Interest income from cash at bank and in hand	$ 6,514	$ 1,159	$ 98
Interest expense on lease liabilities	(847)	(500)	(386)
Other financial income/(expenses)	578	508	(1,719)
Knilo HoldCo AB (Successor Parent)
Operating expenses by nature
Interest income from cash at bank and in hand	6,514	1,159	98
Interest expense on loans and other borrowings	(10)	(31)	(1,760)
Interest expense on lease liabilities	(847)	(500)	(386)
Total interest income/(expense)	5,657	628	(2,048)
Foreign exchange gain on cash at bank and in hand	4,137	14,059	1,874
Other financial income/(expenses)	578	508	(1,719)
Financial items - net	$ 10,372	$ 15,195	$ (1,893)